Acquisition (Tables)	9 Months Ended
Sep. 30, 2013
Business Acquisition [Line Items]
Summary of revenues and net loss of Car Charging Group, Inc. and the three acquisitions
The revenues and net loss of the acquirees as of their respective acquisition dates included in the consolidated statements of operations for the nine months ended September 30, 2013 is as follows:

	Car Charging Group Inc.	Beam Charging LLC	350 Green LLC	Total
Revenues	$97,185	$56,187	$29,108	$182,480
Net Loss	$(14,265,218)	$(576,040)	$(959,179)	$(15,800,437)

The pro forma revenues and net loss of Car Charging Group, Inc. and the acquirees as if the acquisitions occurred as of January 1, 2013 and for the nine months ended ended September 30, 2013 is as follows:

	Car Charging Group Inc.	Beam Charging LLC	350Green LLC	Total
Revenues	$97,185	$57,387	$166,159	$320,731
Net Income (Loss)	$(14,265,218)	$(612,831)	$(1,428, 181)	$(16,306,230)

The pro forma revenues and net loss of Car Charging Group, Inc. and the acquirees as if the acquisitions occurred as of January 1, 2012 and for the nine months ended September 30, 2012 is as follows:

	Car Charging Group Inc.	Beam Charging LLC	350 Green LLC	Total
Revenues	$246,330	$1,126	$405,748	$653,204
Net Loss	$(3,597,551)	$(85,589)	$(1,876,401)	$(5,559,541)

Beam Acquisition [Member]
Business Acquisition [Line Items]
Summary the preliminary fair value of assets acquired and liabilities assumed

February 26, 2013
Cash	$69
Fixed assets, net	489,155
Amortizable intangible assets	1,467,000
Current liabilities	(631,945)
Net identifiable assets	1,324,279
Goodwill	782,440
Total consideration given	$2,106,719

Schedule of fair value of intangible assets pending finalization of a third party valuation
February 26, 2013
Provider agreements for locations awaiting installation of EV charging stations	$829,000
Awarded government grants for installation of EV charging stations	638,000
$1,467,000

Car Charging Group Inc [Member]
Business Acquisition [Line Items]
Summary the preliminary fair value of assets acquired and liabilities assumed
April 3, 2013
Cash	$652
Intangible assets	891,408
Current liabilities	(114)
Net identifiable assets	891,946
Total consideration given	$891,946

Schedule of fair value of intangible assets pending finalization of a third party valuation

April 3, 2013
Provider agreements for locations awaiting installation of EV charging stations	$441,408
Trademark	300,000
Present value of EV charging stations to be acquired in October 2016	150,000
$891,408

Three Hundred And Fifty Green Acquisition [Member]
Business Acquisition [Line Items]
Summary the preliminary fair value of assets acquired and liabilities assumed

April 22, 2013
Cash	$33,632
Fixed assets, net	4,137,166
Amortizable intangible assets	1,792,133
Current liabilities	(4,321,365)
Deferred revenue	(2,527,402)
Net identifiable liabilities	(885,836)
Goodwill	2,050,361
Total consideration given	$1,164,525